Exhibit 99.1

World Omni Auto Receivables Trust 2014-B
Monthly Servicer Certificate
August 31, 2016

Dates Covered
Collections Period	08/01/16 - 08/31/16
Interest Accrual Period	08/15/16 - 09/14/16
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/16	468,459,599.27	28,299
Yield Supplement Overcollateralization Amount 07/31/16	13,505,159.08	0
Receivables Balance 07/31/16	481,964,758.35	28,299
Principal Payments	21,064,838.29	592
Defaulted Receivables	999,165.41	54
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/16	12,635,925.99	0
Pool Balance at 08/31/16	447,264,828.66	27,653

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,063,161,651.02	41,864

Pool Factor	43.26%

Prepayment ABS Speed	1.59%

Overcollateralization Target Amount	20,126,917.29
Actual Overcollateralization	20,126,917.29

Weighted Average APR	3.63%
Weighted Average APR, Yield Adjusted	5.28%
Weighted Average Remaining Term	44.10

Delinquent Receivables:
Past Due 31-60 days	7,422,952.27	364
Past Due 61-90 days	2,066,000.80	105
Past Due 91-120 days	453,374.00	28
Past Due 121+ days	0.00	0
Total	9,942,327.07	497

Total 31+ Delinquent as % Ending Pool Balance	2.22%

Recoveries	541,133.84

Aggregate Net Losses/(Gains) - August 2016	458,031.57

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.14%
Prior Net Losses Ratio	0.92%
Second Prior Net Losses Ratio	0.55%
Third Prior Net Losses Ratio	0.78%
Four Month Average	0.85%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.15%

Flow of Funds	$ Amount

Collections	23,115,219.68
Advances	(9,710.25)
Investment Earnings on Cash Accounts	5,657.03
Servicing Fee	(401,637.30)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	22,709,529.16

Distributions of Available Funds
(1) Class A Interest	453,736.47
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	33,686.25
(4) Second Priority Principal Distributable Amount	114,088.64
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	20,126,917.29
(7) Distribution to Certificateholders	1,981,100.51
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	22,709,529.16

Servicing Fee	401,637.30
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	967,600,000.00
Original Class B	20,730,000.00

Total Class A & B
Note Balance @ 08/15/16	447,378,917.30
Principal Paid	20,241,005.93
Note Balance @ 09/15/16	427,137,911.37

Class A-1
Note Balance @ 08/15/16	0.00
Principal Paid	0.00
Note Balance @ 09/15/16	0.00
Note Factor @ 09/15/16	0.0000000%

Class A-2a
Note Balance @ 08/15/16	0.00
Principal Paid	0.00
Note Balance @ 09/15/16	0.00
Note Factor @ 09/15/16	0.0000000%

Class A-2b
Note Balance @ 08/15/16	0.00
Principal Paid	0.00
Note Balance @ 09/15/16	0.00
Note Factor @ 09/15/16	0.0000000%

Class A-3
Note Balance @ 08/15/16	319,048,917.30
Principal Paid	20,241,005.93
Note Balance @ 09/15/16	298,807,911.37
Note Factor @ 09/15/16	84.4090145%

Class A-4
Note Balance @ 08/15/16	107,600,000.00
Principal Paid	0.00
Note Balance @ 09/15/16	107,600,000.00
Note Factor @ 09/15/16	100.0000000%

Class B
Note Balance @ 08/15/16	20,730,000.00
Principal Paid	0.00
Note Balance @ 09/15/16	20,730,000.00
Note Factor @ 09/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	487,422.72
Total Principal Paid	20,241,005.93
Total Paid	20,728,428.65

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.60000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.50765%
Coupon	0.73765%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.14000%
Interest Paid	303,096.47
Principal Paid	20,241,005.93
Total Paid to A-3 Holders	20,544,102.40

Class A-4
Coupon	1.68000%
Interest Paid	150,640.00
Principal Paid	0.00
Total Paid to A-4 Holders	150,640.00

Class B
Coupon	1.95000%
Interest Paid	33,686.25
Principal Paid	0.00
Total Paid to B Holders	33,686.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4931781
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.4800076
Total Distribution Amount	20.9731857

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.8562047
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	57.1779829
Total A-3 Distribution Amount	58.0341876

A-4 Interest Distribution Amount	1.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4000000

B Interest Distribution Amount	1.6250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	5.64
Noteholders' Principal Distributable Amount	994.36

Account Balances	$ Amount

Advances
Balance as of 07/31/16	95,713.83
Balance as of 08/31/16	86,003.58
Change	(9,710.25)

Reserve Account
Balance as of 08/15/16	2,527,722.68
Investment Earnings	642.34
Investment Earnings Paid	(642.34)
Deposit/(Withdrawal)	-
Balance as of 09/15/16	2,527,722.68
Change	-

Required Reserve Amount	2,527,722.68